CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Independent operator receivables and current portion of independent operator notes, allowance	$ 1,274	$ 1,141	$ 2,049
Other accounts receivable, allowance	16	24	66
Independent operator notes, allowance	$ 9,195	$ 7,926	$ 6,982
Common stock, authorized (shares)	500,000,000
Series A Preferred stock, par value (usd per share)	$ 0.001	$ 0.001	$ 0.001
Series A Preferred stock, shares authorized (shares)	50,000,000	1	1
Series A Preferred stock, shares issued (shares)	0	1	1
Series A Preferred stock, shares outstanding (shares)	0	1	1
Common Stock
Common stock, par value (usd per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized (shares)	500,000,000	107,536,215	107,536,215
Common stock, issued (shares)	88,372,134	67,435,288	67,381,104
Common stock, outstanding (shares)	88,372,134	67,435,288	67,381,104
Nonvoting Common
Common stock, par value (usd per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized (shares)	0	17,463,785	17,463,785
Common stock, issued (shares)	0	1,038,413	1,038,413
Common stock, outstanding (shares)	0	1,038,413	1,038,413